Share-based payments	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
Note 9 – Share-based payments

A.   New allotments during the six-month period ended June 30, 2023 that remain outstanding, all of which are non-tradable and physically-settled, are set out below:

Date of grant	Eligible Recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions
January 10, 2023	Underwriters and/or their representatives	Non-Tradable Warrants	1,625	Exercisable immediately for 5 years
March 30, 2023	Chairman of the Board	Restricted share units (1)	1,340	12 quarterly tranches
March 30, 2023	Chairman of the Board	Performance share units (1)	1,340	Vesting upon achievement of a pre-determined milestone
April 20, 2023	Chief Executive Officer	Restricted share units (2)	1,910	12 quarterly tranches
April 20, 2023	Chief Executive Officer	Performance share units (2)	1,910	Vesting upon achievement of a pre-determined milestone
June 25, 2023	Company Employees	Restricted Share Units (3)	11,510	12 quarterly tranches
Total securities exercisable into shares			19,635

(1)
On March 30, 2023, the Chairman of the Board, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chairman of the Board had waived. The incremental fair value of this grant, amounting to USD 87 thousand, is recognized over the course of 12 quarterly installments. The Chairman was also granted performance share units, which will vest in full upon the achievement of one of the following milestones:

i.
engagement with a strategic partner / investor (a corporation operating in the field of food, healthcare, pharmaceuticals or printing) for an investment in the company or its subsidiaries, in cash in an amount of not less than five hundred thousand dollars;

ii.	submission of a regulatory approval to the U.S. FDA, Singapore Food Agency or European Food Safety Authority, for the commercial sale or distribution of our products; or
iii.
engagement with a strategic partner (a corporation operating in the field of food, healthcare, pharmaceuticals or printing) in a joint development agreement to collaborate to develop technology or products for the purpose of later commercialization.

As of June 30, 2023, the Company's management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 47 thousand.

(2)
On April 20, 2023, the Chief Executive Officer, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chief Executive Officer had waived. The incremental fair value of this grant, amounting to USD 134 thousand, is recognized over the course of 12 quarterly installments. The Chief Executive Officer was also granted performance share units, which will vest in full upon the achievement of one of the aforementioned milestones.

As of June 30, 2023, the Company's management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 87 thousand.

(3)
On June 25, 2023, Company employees were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of unvested out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 820 thousand, will be recognized over the course of 12 quarterly installments. The Company also issued restricted share units to its new employees, with a fair value of USD 89 thousand.

B.	Information on measurement of fair value of share-based payment plans for the incremental value

The fair value at the dates the options were waived was estimated using a binomial option pricing model.

Breakdown of the parameters used for measuring fair value at the date the out-of-the-money options were waived:

Options
Incremental fair value at the dates the options were waived	USD 111 thousand

Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	0.68-0.88
Exercise price (USD unlinked)	1.96-9.62
Expected volatility (weighted average)	97.54%-104.19%
Risk-free interest rate	3.78%-4.71%
Expected rate of dividend	0%

The expected volatility (standard deviation) was determined on weighted average share price volatility of similar companies. The estimated contractual term of the options is equal to the remaining contractual life of the option. The risk-free interest rate was based on US bonds, with a duration to maturity equivalent to the remaining useful life of the options. The share price was used according to quoted share prices on Nasdaq.

The total expense over the six months ended June 30, 2023, amounted to approximately USD 0.25 million (NIS 0.9 million) six months ended 30,2022 - USD 1.0 million (NIS 3.4 million), and year ended December 31, 2022 - USD 1.1 million (NIS 3.8 million).